Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
29. Equity

a) Authorized Share Capital

Our authorized share capital consists of an unlimited number of Class A common shares without par value, an unlimited number of Class B subordinate voting shares without par value and an unlimited number of preferred shares without par value issuable in series.

Class A common shares carry the right to 100 votes per share. Class B subordinate voting shares carry the right to one vote per share. Each Class A common share is convertible, at the option of the holder, into one Class B subordinate voting share. In all other respects, the Class A common shares and Class B subordinate voting shares rank equally.

The attributes of the Class B subordinate voting shares contain so-called “coattail provisions”, which provide that, in the event that an offer (an “Exclusionary Offer”) to purchase Class A common shares, which is required to be made to all or substantially all holders thereof, is not made concurrently with an offer to purchase Class B subordinate voting shares on identical terms, then each Class B subordinate voting share will be convertible into one Class A common share at the option of the holder during a certain period, provided that any Class A common shares received upon such conversion are deposited to the Exclusionary Offer. Any Class B subordinate voting shares converted into Class A common shares pursuant to such conversion right will automatically convert back to Class B subordinate voting shares in the event that any such shares are withdrawn from the Exclusionary Offer or are not otherwise ultimately taken up and paid for under the Exclusionary Offer.

The Class B subordinate voting shares will not be convertible in the event that holders of a majority of the Class A common shares (excluding those shares held by the offeror making the Exclusionary Offer) certify to Teck that they will not, among other things, tender their Class A common shares to the Exclusionary Offer.

If an offer to purchase Class A common shares does not, under applicable securities legislation or the requirements of any stock exchange having jurisdiction, constitute a “take-over bid” or is otherwise exempt from any requirement that such offer be made to all or substantially all holders of Class A common shares, the coattail provisions will not apply.

b) Sunset of Dual Class Share Structure

On April 26, 2023, Teck’s shareholders approved a six-year sunset for the multiple voting rights attached to the Class A common shares of Teck (the Dual Class Amendment). On May 12, 2023, each Teck Class A common share was acquired by Teck in exchange for (i) one new Class A common share and (ii) 0.67 of a Class B subordinate voting share, recognized as a $302 million increase to Class B shares and reduction to retained earnings. The terms of the new Class A common shares are identical to the previous terms of Class A common shares, except that on May 12, 2029, the new Class A common shares will automatically convert into Class B subordinate voting shares, which will then be renamed common shares, on a one-for-one basis, and for no additional consideration or premium.

c) Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
At January 1, 2023	7,765	505,954
Class A common shares conversion	(110)	110
Shares issued on dual class amendment (b)	—	5,203
Shares issued on options exercised (d)	—	3,139
Cancelled pursuant to normal course issuer bid (i)	—	(4,738)
At December 31, 2023	7,655	509,668
Class A common shares conversion	(55)	55
Shares issued on options exercised (d)	—	8,178
Cancelled pursuant to normal course issuer bid (i)	—	(19,158)
At December 31, 2024	7,600	498,743
29. Equity (continued)

d) Share Options

The maximum number of Class B subordinate voting shares issuable to full-time employees pursuant to options granted under our current stock option plan is 46 million. As at December 31, 2024, 9,001,488 share options remain available for grant. The exercise price for each option is the closing price for our Class B subordinate voting shares on the last trading day before the date of grant. Our share options are settled through the issuance of Class B subordinate voting shares.

During the year ended December 31, 2024, we granted 1,082,270 share options to employees. These share options have a weighted average exercise price of $52.85, vest in equal amounts over three years and have a term of 10 years.

The weighted average fair value of share options granted in the year was estimated at $21.21 per option (2023 – $22.69) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2024	2023
Weighted average exercise price	$52.85	$54.66
Dividend yield	0.96%	0.92%
Risk-free interest rate	3.46%	3.52%
Expected option life	5.8 years	5.9 years
Expected volatility	42%	42%

The expected volatility is based on a statistical analysis of historical daily share prices over a period equal to the expected option life.

Outstanding share options are as follows:

	2024		2023
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	13,067	$25.92	15,057	$22.38
Granted	1,082	52.85	1,383	54.66
Exercised	(8,165)	21.07	(3,117)	20.07
Forfeited	(512)	51.23	(252)	44.32
Expired	(5)	27.26	(4)	26.70
Outstanding at end of year	5,467	$36.12	13,067	$25.92
Vested and exercisable at end of year	3,524	$27.43	10,018	$20.04

The average Class B subordinate voting share price during 2024 was $62.98 (2023 – $54.46).

Information relating to share options outstanding at December 31, 2024, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
1,166	$5.34 – $14.71	43
1,315	$14.72 – $30.35	50
1,122	$30.36 – $46.57	66
819	$46.58 – $54.33	109
1,045	$54.34 – $70.34	89
5,467	$5.34 – $70.34	68

Total share option compensation expense recognized for the year was $21 million (2023 – $26 million).
29. Equity (continued)

e) Deferred Share Units, Restricted Share Units, Performance Share Units and Performance Deferred Share Units

We have issued and outstanding deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs) (collectively, Units).

DSUs are granted to directors only. RSUs may be granted to both employees and directors. PSUs and PDSUs are granted to certain officers only. DSUs entitle the holder to a cash payment equal to the closing price of one Class B subordinate voting share on the Toronto Stock Exchange on the day prior to redemption. RSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. PSUs and PDSUs vest subject to a performance metric ranging from 0% to 200% based on corporate performance against grant-specific performance criteria. The performance metrics for PSUs and PDSUs issued in 2022 and 2023 were based on a balanced scorecard, with 20% related to each of: relative shareholder return as compared to our compensation peer group, change in five-year average return on capital employed for operating assets, operational production and cost performance as against the annual budget, strategic execution, and performance measured against a sustainability progress index. The performance metrics for PSUs and PDSUs issued in 2024 were based on a balanced scorecard with four components, with 40% based on relative shareholder return as compared to our compensation peer group and 20% related to each of: strategic execution, performance measured against a sustainability progress index, and the change in five-year average return on capital employed for operating assets. Once vested, PSUs and PDSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. Officers can elect to receive up to 50% of their Units as PDSUs, which pay out following termination of employment as described below.

PSUs and PDSUs vest on March 1 of the third year following the grant date. RSUs vest on various dates depending on the grant date. DSUs granted to directors vest immediately. Units vest on a pro rata basis if employees retire or are terminated without cause and unvested units are forfeited if employees resign or are terminated with cause.

DSUs and PDSUs may be redeemed on or before December 15 of the first calendar year commencing after the date on which the participant ceases to be a director or employee, as applicable. RSUs and PSUs pay out on the vesting date.

Additional Units are issued to Unit holders to reflect dividends paid and other adjustments to Class B subordinate voting shares.

In 2024, we recognized compensation expense of $70 million for Units (2023 – $55 million). The total liability and intrinsic value for vested Units as at December 31, 2024 was $113 million (2023 – $171 million).

In 2024, we recognized total share-based compensation expense of $91 million (2023 – $81 million) in other operating income (expense) (Note 10).

The outstanding Units are summarized in the following table:

(in 000’s)	December 31, 2024		December 31, 2023
	Outstanding	Vested	Outstanding	Vested
DSUs	491	491	1,837	1,837
RSUs	1,307	—	1,336	—
PSUs	946	—	656	—
PDSUs	116	69	253	219
	2,860	560	4,082	2,056
29. Equity (continued)

f) Accumulated Other Comprehensive Income

(CAD$ in millions)	2024	2023
Accumulated other comprehensive income – beginning of year	$693	$1,062
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	1,697	(421)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $7 and $(9)) (Note 34(b))	(47)	56
	1,650	(365)
Gain (loss) on marketable equity and debt securities (net of taxes of $(7) and $1)	54	(4)
Remeasurements of retirement benefit plans (net of taxes of $(30) and $(68))	46	151
Total other comprehensive income (loss)	1,750	(218)
Remeasurements of retirement benefit plans recorded in retained earnings	(46)	(151)
Accumulated other comprehensive income – end of year	$2,397	$693

g) Earnings (Loss) Per Share

The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2024	2023
Loss from continuing operations attributable to shareholders of the company	(467)	(118)
Profit from discontinued operations attributable to shareholders of the company (Note 5)	873	2,527
Profit attributable to shareholders of the company	$406	$2,409

Weighted average shares outstanding (000’s)	516,011	517,828
Dilutive effect of share options (000’s)	4,031	7,516
Weighted average diluted shares outstanding (000’s)	520,042	525,344

Loss per share from continuing operations
Basic and diluted	$(0.90)	$(0.23)
Earnings per share from discontinued operations
Basic	$1.69	$4.88
Diluted	$1.68	$4.81
Earnings per share
Basic earnings per share	$0.79	$4.65
Diluted earnings per share	$0.78	$4.59

At December 31, 2024, 1,036,929 (2023 – 1,321,427) potentially dilutive shares were not included in the diluted earnings per share calculation because their effect was anti-dilutive.

For the year ended December 31, 2024 and December 31, 2023, there was a loss from continuing operations attributable to shareholders. Accordingly, all share options would be considered anti-dilutive and have been excluded from the calculation of diluted loss per share from continuing operations attributable to shareholders. The weighted average shares outstanding and weighted average diluted shares outstanding are therefore the same for continuing operations.
29. Equity (continued)

h) Dividends

In 2024, we declared and paid dividends on our Class A common and Class B subordinate voting shares of $0.125 per share in each of the first, second and fourth quarters and $0.625 per share in the third quarter, totalling $514 million.

In 2023, we declared and paid dividends on our Class A common and Class B subordinate voting shares of $0.125 per share in each of the second, third and fourth quarters and $0.625 per share in the first quarter, totalling $515 million.

i) Normal Course Issuer Bid

On occasion, we purchase and cancel Class B subordinate voting shares pursuant to normal course issuer bids that allow us to purchase up to a specified maximum number of shares over a one-year period.

In November 2024, we renewed our regulatory approval to conduct a normal course issuer bid, under which we may purchase up to 40 million Class B subordinate voting shares during the period from November 22, 2024 to November 21, 2025. All purchased shares will be cancelled.

In 2024, we recorded $1.3 billion in equity for the purchase of 19,258,016 Class B subordinate voting shares. The $1.3 billion includes an accrual of $15 million related to tax on repurchases of shares. For these share repurchases, we paid $1.2 billion in cash in 2024 and $6 million subsequent to the end of the year. In 2024, 19,158,016 Class B subordinate voting shares were cancelled, with the remaining 100,000 shares cancelled subsequent to the end of the year.

In 2023, we purchased and cancelled 4,737,561 Class B subordinate voting shares for $250 million.